UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                             as of May 31, 2016 (Unaudited)

Deutsche Variable NAV Money Fund

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 26.1%
Bank of Nova Scotia, 0.57%, 8/25/2016	1,500,000	1,499,579
Canadian Imperial Bank of Commerce:
0.43%, 6/30/2016	1,000,000	1,000,000
0.68%, 10/17/2016	1,500,000	1,500,000
Credit Industriel et Commercial, 0.383%, 6/2/2016	3,500,000	3,500,000
Dexia Credit Local, 0.46%, 7/13/2016	1,500,000	1,500,000
KBC Bank NV, 0.42%, 6/2/2016	3,500,000	3,500,000
Nordea Bank Finland PLC:
0.515%, 9/7/2016	1,000,000	1,000,000
0.868%, 12/13/2016	1,000,000	1,000,000
Rabobank Nederland NV, 0.66%, 10/3/2016	1,000,000	1,000,000
Svenska Handelsbanken AB:
0.67%, 10/4/2016	1,000,000	1,000,000
1.04%, 7/1/2016	1,000,000	1,000,042
Wells Fargo Bank NA:
0.506%, 6/3/2016	2,000,000	2,000,000
0.92%, 3/1/2017	1,000,000	1,000,000
Total Certificates of Deposit and Bank Notes (Cost $20,499,621)		20,499,621
Commercial Paper 55.9%
Issued at Discount * 19.2%
Caisse des Depots et Consignations, 0.716%, 9/26/2016	1,000,000	997,741
Coca-Cola Co., 0.801%, 1/5/2017	1,400,000	1,391,522
Collateralized Commercial Paper II Co., LLC, 0.801%, 10/5/2016	1,500,000	1,495,380
Dexia Credit Local, 0.515%, 9/15/2016	750,000	748,013
Erste Abwicklungsanstalt:
0.381%, 7/1/2016	1,000,000	999,458
0.407%, 7/20/2016	1,000,000	999,115
0.585%, 10/13/2016	1,000,000	997,283
ING (U.S.) Funding LLC, 0.535%, 6/10/2016	1,000,000	999,832
Kells Funding LLC, 0.397%, 6/13/2016	500,000	499,898
Nordea Bank AB, 0.45%, 7/20/2016	1,000,000	999,102
Ontario Teachers Finance Trust:
0.644%, 10/4/2016	1,000,000	996,771
0.788%, 11/21/2016	1,000,000	995,435
Skandinaviska Enskilda Banken AB, 0.347%, 7/26/2016	1,000,000	998,931
Standard Chartered Bank, 0.512%, 7/27/2016	1,000,000	999,144
Working Capital Management Co., 0.438%, 6/20/2016	1,000,000	999,747
		15,117,372
Issued at Par ** 36.7%
ANZ New Zealand International Ltd., 0.96%, 3/30/2017	2,000,000	2,000,000
Bank Nederlandse Gemeenten NV, 0.74%, 11/7/2016	1,500,000	1,500,000
Bank New York Mellon Corp., 0.254%, 6/1/2016	3,500,000	3,500,000
Bank of Nova Scotia, 0.54%, 8/12/2016	2,000,000	2,000,000
Bedford Row Funding Corp.:
0.47%, 7/18/2016	1,000,000	1,000,000
0.71%, 11/1/2016	1,500,000	1,500,000
Chesham Finance Ltd., 0.396%, 6/1/2016	2,500,000	2,500,000
Commonwealth Bank of Australia, 0.93%, 3/2/2017	1,000,000	1,000,000
Crown Point Capital Co., LLC, 0.89%, 10/24/2016	1,000,000	1,000,000
HSBC Bank PLC:
144A, 0.41%, 6/24/2016	1,000,000	1,000,000
0.59%, 9/1/2016	1,000,000	1,000,000
0.83%, 11/29/2016	1,500,000	1,500,000
Matchpoint Finance PLC, 0.376%, 6/1/2016	800,000	800,000
Natixis, 0.295%, 6/1/2016	3,492,000	3,492,000
Prudential Funding LLC, 0.305%, 6/1/2016	3,500,000	3,500,000
Starbird Funding Corp., 0.85%, 12/16/2016	1,500,000	1,500,000
		28,792,000
Total Commercial Paper (Cost $43,909,372)		43,909,372
Short-Term Notes 4.5%
JPMorgan Chase Bank NA, 0.93% **, 11/22/2016	1,000,000	1,000,000
Svenska Handelsbanken AB, 0.875% **, 9/23/2016	1,500,000	1,501,454
Toronto-Dominion Bank, 0.326% **, 9/9/2016	1,000,000	1,000,840
Total Short-Term Notes (Cost $3,502,294)		3,502,294
Municipal Bonds and Notes 6.6%
California, Kaiser Foundation Hospitals, TECP, 0.39%, 6/7/2016, GTY: Kaiser Health	1,000,000	999,935
Catawba County, NC, Hospital Revenue, Valley Medical Center, 0.45% ***, 10/1/2034, LOC: Branch Banking & Trust	500,000	500,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.44% ***, 6/28/2016, LOC: Royal Bank of Canada	2,995,000	2,995,000
New York, State Housing Finance Agency, Tribeca Green Housing Revenue, Series B, 0.46% ***, 11/1/2036, LOC: Landesbank Hessen-Thuringen	700,000	700,000
Total Municipal Bonds and Notes (Cost $5,194,935)		5,194,935
Government & Agency Obligations 2.5%
U.S. Treasury Obligations
U.S. Treasury Floating Rate Notes:
0.42% **, 4/30/2017	1,000,000	999,069
0.5% **, 1/31/2018	1,000,000	1,000,370
Total Government & Agency Obligations (Cost $1,999,439)		1,999,439
Time Deposit 4.4%
Credit Agricole SA, 0.38%, 6/1/2016 (Cost $3,460,000)	3,460,000	3,460,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $78,565,661) †	100.0	78,565,661
Other Assets and Liabilities, Net	0.0	13,207
Net Assets	100.0	78,578,868

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2016.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of May 31, 2016.
†	The cost for federal income tax purposes was $78,565,661.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
GTY: Guaranty Agreement
LOC: Letter of Credit
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(a)	$—	$78,565,661	$—	$78,565,661
Total	$—	$78,565,661	$—	$78,565,661

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016